Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 12: PROPERTY, PLANT AND EQUIPMENT

As of December 31, 2022 and December 31, 2021, property, plant and equipment (“PPE”) consisted of the following:

	Notes	BVVE and electrical components	Mineral assets	Land and buildings	Leasehold improvements	Vehicles	Total
Cost
Balance as of January 1, 2022		156,647	9,000	4,549	5,783	547	176,526
Measurement period adjustment to business combination	5	(1,127)	—	(18)	—	—	(1,145)
Additions		164,437	—	3,239	39,495	552	207,723
Dispositions		(3,609)	—	(3,378)	—	(17)	(7,004)
Transfer to assets held for sale	10	(8,143)	—	—	—	—	(8,143)
Balance as of December 31, 2022		308,205	9,000	4,392	45,278	1,082	367,957

Accumulated Depreciation
Balance as of January 1, 2022		35,766	1,800	286	1,560	264	39,676
Depreciation		66,319	—	193	1,703	124	68,339
Dispositions		(2,562)	—	(366)	—	(13)	(2,941)
Transfer to assets held for sale	10	(6,040)	—	—	—	—	(6,040)
Impairment	11	24,820	4,200	157	13,107	151	42,435
Impairment on deposits transferred to PPE		1,794	—	—	5,266	—	7,060
Balance as of December 31, 2022		120,097	6,000	270	21,636	526	148,529

Net book value as of December 31, 2022		188,108	3,000	4,122	23,642	556	219,428

	Notes	BVVE and electrical components	Mineral assets	Land and buildings	Leasehold improvements	Vehicles	Total
Cost
Balance as of January 1, 2021		52,676	9,000	3,263	2,707	448	68,094
Additions through business combination	5	7,081	—	840	—	—	7,921
Additions		114,323	—	470	3,265	136	118,194
Dispositions		(6,146)	—	(24)	(189)	(37)	(6,396)
Transfer to assets held for sale	10	(11,287)	—	—	—	—	(11,287)
Balance as of December 31, 2021		156,647	9,000	4,549	5,783	547	176,526

Accumulated Depreciation
Balance as of January 1, 2021		30,042	—	185	1,861	213	32,301
Depreciation		22,233	—	104	396	79	22,812
Dispositions		(5,172)	—	(3)	(148)	(28)	(5,351)
Transfer to assets held for sale	10	(10,916)	—	—	—	—	(10,916)
Impairment	11	—	1,800	—	—	—	1,800
Impairment reversal	11	(421)	—	—	(549)	—	(970)
Balance as of December 31, 2021		35,766	1,800	286	1,560	264	39,676

Net book value as of December 31, 2021		120,881	7,200	4,263	4,223	283	136,850

BVVE

Further details of the quantity and models of BTC BVVE held by the Company are as follows :

	Notes	MicroBT Whatsminer*	Bitmain S19j Pro	Innosilicon T3 & T2T**	Canaan Avalon A10	Bitmain S19XP	Other Bitmain Antminers***	Total
Quantity as of January 1, 2022		18,675	7,172	6,446	1,024	—	8,073	41,390
Additions		28,499	—	—	—	801	—	29,300
Dispositions		(1,799)	—	(735)	(1,024)	(801)	(8,073)	(12,432)
Quantity as of December 31, 2022		45,375	7,172	5,711	—	—	—	58,258
Classified as assets held for sale	10	(2,512)	—	(1,272)	—	—	—	(3,784)
Presented as ROU asset****	18	(3,000)	—	—	—	—	—	(3,000)
Presented as property, plant and equipment		39,863	7,172	4,439	—	—	—	51,474

* Includes 2,512 M20S classified as assets held for sale as described in Note 10, 30,210 M30S and 12,653 M31S Miners.

** Includes 4,439 T3 and 1,272 T2T Miners classified as assets held for sale as described in Note 10.

*** Included Antminer T15 and Antminer S15 Miners classified as assets held for sale and written off as described in Note 10.

**** Includes 3,000 Whatsminer M31S+ with a net book value of approximately $3,330 as described in Note 18.